Financial assets and financial liabilities (Details 3) - BRL (R$) R$ in Thousands											1 Months Ended				12 Months Ended
		Apr. 05, 2022	Mar. 04, 2022	Nov. 05, 2021	Oct. 02, 2021	Aug. 04, 2021	May 13, 2021	Apr. 08, 2021	Nov. 09, 2020	May 05, 2020	Mar. 23, 2022	Mar. 18, 2022	Apr. 16, 2021	Mar. 25, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 23, 2022	Apr. 03, 2022	Apr. 03, 2021	Nov. 05, 2020	Nov. 03, 2020	Oct. 01, 2020	Apr. 03, 2020	Jan. 31, 2020	May 09, 2019
IfrsStatementLineItems [Line Items]
Opening balance															R$ 528,678	R$ 679,826
Current															261,711	239,849
Non-current															266,967	439,977
Opening balance															679,826
Ending balance															528,678	679,826
Additional license paid												R$ 30,174
Defined benefit obligation							R$ 2,206	R$ 4,053
Transaction price allocated to remaining performance obligations				R$ 54,000	R$ 1,781		R$ 454
Non-current payables for purchase of energy						R$ 618,956
Accounts Payable To Selling Shareholders [Member]
IfrsStatementLineItems [Line Items]
Opening balance															528,678	679,826	R$ 518,240	R$ 300,237
Opening balance															679,826	518,240	300,237
Cash flows	[1],[2]														(261,188)	(192,681)	(134,518)
Acquisition of IPEC															24,408	54,000
Interest															68,064	31,915	13,884
Reversals															(10,353)
Business combinations																243,816	343,140
Contingent consideration on Business combinations															27,921	24,536
Compensation of legal proceedings disbursement																	(4,503)
Ending balance															528,678	679,826	R$ 518,240	R$ 300,237
Instituto Educacional Santo Agostinho S A [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[3]															41,581
Opening balance	[3]														41,581
Ending balance	[3]															R$ 41,581
Ownership Interest															100.00%	100.00%		90.00%
Remaining accounts payable																				R$ 29,770	R$ 29,770				R$ 39,695
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[4]														R$ 22,654	R$ 30,233
Opening balance	[4]														30,233
Ending balance	[4]														R$ 22,654	R$ 30,233
Ownership Interest															100.00%	100.00%		100.00%
Remaining accounts payable																											R$ 45,303
Equal installments payables																											R$ 9,061
Equal installments payables																								R$ 500,000
Uni Redentor [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[5]														R$ 72,064	R$ 85,506
Opening balance	[5]														85,506
Ending balance	[5]														72,064	85,506
Ownership Interest																	100.00%
Remaining accounts payable																										R$ 100,000
Equal installments payables																										4,503
Uni S L [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[6]														37,301	42,672
Opening balance	[6]														42,672
Ending balance	[6]														37,301	42,672
Ownership Interest										100.00%
Remaining accounts payable										R$ 60,456
Equal installments payables										R$ 7,816				R$ 1,716
F C M P B [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[7]														111,755	149,175
Opening balance	[7]														149,175
Ending balance	[7]														111,755	149,175
Ownership Interest									100.00%
Remaining accounts payable									R$ 188,894
Medicinae [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[8]															3,887
Opening balance	[8]														3,887
Ending balance	[8]															3,887
Contingent consideration from the acquisition									3,572						1,716
Ownership Interest														100.00%
Remaining accounts payable														R$ 4,400
Medical Harbour [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[9]														4,053	6,801
Opening balance	[9]														6,801
Ending balance	[9]														4,053	6,801
Contingent consideration from the acquisition									R$ 6,278
Ownership Interest								100.00%
Remaining accounts payable								R$ 9,000
Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[10]															3,050
Opening balance	[10]														3,050
Ending balance	[10]															3,050
Contingent consideration from the acquisition																						R$ 2,923
Ownership Interest													100.00%
Remaining accounts payable													R$ 3,000
Shosp [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[1],[2]														2,206	2,141
Opening balance	[1],[2]														2,141
Ending balance	[1],[2]														2,206	2,141
Contingent consideration from the acquisition																							R$ 1,592
Ownership Interest							100.00%
Remaining accounts payable							R$ 1,793
U N I G R A N R I O [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[11]														216,716	249,979
Opening balance	[11]														249,979
Ending balance	[11]														216,716	249,979
Ownership Interest						100.00%
R X P R O [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[12]														1,781	10,245
Opening balance	[12]														10,245
Ending balance	[12]														1,781	10,245
Contingent consideration from the acquisition															8,637											R$ 10,171
Ownership Interest					100.00%
Remaining accounts payable					R$ 21,000
Guaranhuns [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[13]														30,653	54,556
Opening balance	[13]														54,556
Ending balance	[13]														30,653	54,556
Alem Da Medicina [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[14]														11,996
Opening balance	[14]
Ending balance	[14]														11,996
Contingent consideration from the acquisition			R$ 11,074
Ownership Interest			100.00%
Remaining accounts payable			R$ 19,200
Equal installments payables			763
Defined benefit obligation			R$ 11,074
Cardi Papers [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[15]														7,979
Opening balance	[15]
Ending balance	[15]														7,979
Glic [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[16]														9,520
Opening balance	[16]
Ending balance	[16]														R$ 9,520
Contingent consideration from the acquisition																			R$ 8,995
Ownership Interest											100.00%
Remaining accounts payable											R$ 12,000
Defined benefit obligation											R$ 8,995
I T P A C Garanhuns [Member]
IfrsStatementLineItems [Line Items]
Ownership Interest				100.00%
Remaining accounts payable				R$ 54,000
Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Contingent consideration from the acquisition		R$ 7,422
Ownership Interest		100.00%
Remaining accounts payable		R$ 15,000
Equal installments payables		333
Defined benefit obligation		R$ 7,422

[1]	On May 13, 2021, Afya Brazil acquired 100% of Shosp and R$ 454 will be paid, and an earn-out (“contingent consideration”) of up to R$ 1,793 is payable in relation to product development. The contingent consideration of R$ 2,206 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date.
[2]	R$30,174 were paid as license addition regarding Garanhuns acquisition On March 18, 2022, Afya announced that MEC authorized the increase of 28 seats of Centro Universitário São Lucas, in Ji-Parana located in the state of Rondônia. The earn-out related to the seats approval is R$800 per seat, adjusted by the CDI rate from the closing until the payment date, of which 50% was paid in April 2022 and the remaining amount is payable in cash in two equal installments through 2024.
[3]	On April 3, 2019, Afya Brazil acquired 90% of FASA and R$ 39,695 was paid in April 2020, R$ 29,770 was paid in April, 2021, and R$ 29,770 was payable in April 2022; each installment adjusted by the IPCA rate + 4.1% per year.
[4]	On May 9, 2019, Afya Brazil acquired 100% of IPEMED and R$ 45,303 is payable in five equal installments of R$ 9,061, adjusted by the CDI rate, and due annually in February 2020, 2021, 2022, 2023 and 2024.
[5]	On January 31, 2020, Afya Brazil acquired 100% of UniRedentor and R$100,000 is payable in five equal installments from January 2021 through July 2024, adjusted by the CDI rate. The purchase consideration was adjusted by R$4,503 and such amount was deducted from the first installment paid in February 2021.
[6]	On May 5, 2020, Afya Brazil acquired 100% of UniSL and R$ 60,456 is payable in three equal installments through May 2023, adjusted by the CDI rate. The purchase consideration was adjusted by R$7,816 and such amount was deducted from the first installment paid on May 5, 2021.
[7]	On November 9, 2020, Afya Brazil acquired 100% of FCMPB and R$ 188,894 is payable in four installments through November 2024, adjusted by the CDI rate.
[8]	On March 25, 2021, Afya Brazil acquired 100% of Medicinae and an earn-out (“contingent consideration”) of up of R$ 4,400 was payable in connection with product development goals for 2021 and revenue achievements for 2022. The remaining contingent consideration was reduced by R$1,716 because the goals for 2022 were not achieved.
[9]	On April 8, 2021, Afya Brazil acquired 100% of Medical Harbour and an earn-out (“contingent consideration”) of R$ 9,000 is payable in relation to product development goals for 2021 and 2022 and revenue achievements for 2023. The contingent consideration of R$4,053 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date.
[10]	On April 16, 2021, Afya Brazil acquired 100% of Cliquefarma and an earn-out (“contingent consideration”) of R$ 3,000, adjusted by the CDI rate, is payable in relation to product development. The contingent consideration was paid on May 2022.

[11]	On August 4, 2021, Afya Brazil acquired 100% of Unigranrio. The adjusted aggregate purchase price is R$ 618,956 of which 60% was paid in cash on the transaction closing date, and 40% is payable in cash in four equal installments through 2022 to 2025, adjusted by the CDI rate.
[12]	On October 01, 2021, Afya Brazil acquired 100% of RXPRO and an earn-out (“contingent consideration”) of up to R$ 21,000 is payable in relation to revenue achievements until 2024. The contingent consideration of R$1,781 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date.
[13]	On November 05, 2021, Afya Brazil concluded the acquisition of 100% of ITPAC Garanhuns and R$54,000 was paid in cash on the transaction closing date, and (ii) R$54,000 is payable in two equal installments, adjusted by the CDI rate, and due annually at the end of the first and the second year from the transaction closing date.
[14]	On March 4, 2022, Afya Brazil acquired 100% of Além da Medicina and an earn-out of up to R$19,200 is payable in connection with revenue target achievements and product development goals for 2023 and 2024. The contingent consideration of R$11,074 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date. The purchase consideration was adjusted by R$763 in favor of the selling shareholders.
[15]	On April 5, 2022, Afya Brazil acquired 100% of CardioPapers and an earn-out of up to R$15,000 is payable in connection with revenue target achievements and other goals regarding credentials in the market for 2023 and 2024. The contingent consideration of R$7,422 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date. The purchase consideration was adjusted by R$333 in favor of Afya.
[16]	On March 23, 2022, Afya Brazil acquired 100% of Glic and an earn-out of up to R$12,000 is payable in connection with revenue target achievements for 2023 and 2024 and product development goals. The contingent consideration of R$8,995 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date.